                                                           UNITED STATES
                                              ECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                             FORM 13F-HR/A

                                                       FORM 13F-HR/A COVER PAGE

THIS FUKUBG KUSTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRURARY 5, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 27, 2003.

Report for the Calendar Year or Quarter Ended:       December 31, 2002

Check here if Amendment  [x];  Amendment Number:    1
  This Amendment (Check only one.) :
                                                 [  ]  is a restatement.
                                                 [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               DMG Advisors LLC
Address:                            53 Forest Ave, Suite 202
                                    Old Greenwich, CT  06870
Form 13F File Number:      Unassigned.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas McAuley

Title:            Chief Investment Officer

Phone:            203-967-5700

Signature, Place, and Date of Signing:

/s/Thomas McAuley          Old Greenwich, Connecticut            March 7, 2003
---------------------    ------------------------------     -------------------
Thomas McAuley                  City, State                             Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                    FORM 13F-HR/A SUMMARY PAGE


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:      73 Items

Form 13F Information Table Value Total:     $ 419,583.41(thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE

                                                              M.V.     SHARE OR PRN    SH/PRN   Investment    Other       Voting
Description                         Title of                             Quantity     PUT/CALL  Discretion   Managers   Authority
                                    Class       Id Cusip    (*1000)
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                         COM        002824100      5,868.00     146,700.00  SH        DEFINED     N/A         SHARED
ABERCROMBIE & FI                    CL A       002896207      4,208.62     205,700.00  SH        DEFINED     N/A         SHARED
ADVANCED MED OPT                    COM        00763M108        598.50      50,000.00  SH        DEFINED     N/A         SHARED
ALLIANT TECHSYS                     COM        018804104      9,558.26     153,300.00  SH        DEFINED     N/A         SHARED
ALLOY INC                           COM        019855105     20,152.42   1,840,404.00  SH        DEFINED     N/A         SHARED
ALTEON INC                          COM        02144G107        878.57     428,571.00  SH        DEFINED     N/A         SHARED
AMER AXLE & MFG                     COM        024061103      2,342.00     100,000.00  SH        DEFINED     N/A         SHARED
APHTON CORP                         COM        03759P101        169.71      44,081.00  SH        DEFINED     N/A         SHARED
ARTISTDIRECT INC                    COM        04315D400        348.52     162,100.00  SH        DEFINED     N/A         SHARED
AVENUE A INC                        COM        053566105      1,421.00     490,000.00  SH        DEFINED     N/A         SHARED
BERKSHIRE HATH-A                    CL A       084670108      8,002.50         110.00  SH        DEFINED     N/A         SHARED
BP AMOCO PLC-ADR            SPON ADR NEW       055622104      3,252.00      80,000.00  SH        DEFINED     N/A         SHARED
CHAMPPS ENTERTAINMENT INC           COM        158787101     11,567.96   1,216,400.00  SH        DEFINED     N/A         SHARED
CRITICAL HOME CA - RSTD             COM        9A999W804        463.07     250,985.00  SH        DEFINED     N/A         SHARED
CROWN CORK&SEAL CO INC              COM        228255105      9,423.14   1,185,300.00  SH        DEFINED     N/A         SHARED
DAVITA INC                          COM        23918K108     12,369.02     501,379.00  SH        DEFINED     N/A         SHARED
DISCOVERY LAB                       COM        254668106      1,042.62     436,516.00  SH        DEFINED     N/A         SHARED
ECHOSTAR COMM-A                     CL A       278762109     27,275.18   1,225,300.00  SH        DEFINED     N/A         SHARED
EDO CORP                            COM        281347104      9,101.64     438,000.00  SH        DEFINED     N/A         SHARED
EMCOR GROUP INC                     COM        29084Q100     12,128.69     228,800.00  SH        DEFINED     N/A         SHARED
EMISPHERE TECHNOLIGIES INC          COM        291345106        313.20      90,000.00  SH        DEFINED     N/A         SHARED
FIBER NET TELE RESTRUCT             COM        315656105      6,007.66  39,265,725.00  SH        DEFINED     N/A         SHARED
GENERAL DYNAMICS CORP               COM        369550108     21,834.69     275,100.00  SH        DEFINED     N/A         SHARED
GENOIL                              COM        371924101        196.29   3,085,330.00  SH        DEFINED     N/A         SHARED
GLOBAL LIGHT TEL                    COM        37934X100          0.07     337,300.00  SH        DEFINED     N/A         SHARED
HEALTHCARE SERVS                    COM        421906108      2,823.16     216,500.00  SH        DEFINED     N/A         SHARED
IMPLANT SCIENCE                     COM        45320R108        255.45      65,000.00  SH        DEFINED     N/A         SHARED
INGERSOLL-RAND-A                    COM        G4776G101         38.75         900.00  SH        DEFINED     N/A         SHARED
INNKEEPERS USA                      COM        4576J0104        883.96     115,400.00  SH        DEFINED     N/A         SHARED
INTERGRAPH CORP COM                 COM        458683109      3,729.60     210,000.00  SH        DEFINED     N/A         SHARED
INTERTRUST TECH                     COM        46113Q109     33,635.79   7,951,723.00  SH        DEFINED     N/A         SHARED
JAN 04 PUTS ON AAPL US @ 20         PUT        378333MD         368.50         550.00  PUT       DEFINED     N/A         SHARED
INTL PAPER CO                       COM        460146103         31.47         900.00  SH        DEFINED     N/A         SHARED
KAISER VENTURES                     COM        483100103        493.67     132,000.00  SH        DEFINED     N/A         SHARED
LABORATORY CRP OF AMER HLDGS        COM        50540R409      3,021.20     130,000.00  SH        DEFINED     N/A         SHARED
LIZ CLAIBORNE                       COM        539320101      3,329.70     112,300.00  SH        DEFINED     N/A         SHARED
MCDONALDS CORPORATION               COM        580135101      2,974.80     185,000.00  SH        DEFINED     N/A         SHARED
MOORE CORP LTD                      COM        615785102      1,570.66     172,600.00  SH        DEFINED     N/A         SHARED
MTR GAMING GROUP                    COM        553769100      5,751.10     722,500.00  SH        DEFINED     N/A         SHARED
NEW DRAGON ASIA                     COM        64378H102         20.00      50,000.00  SH        DEFINED     N/A         SHARED
NEW YORK COMMUNITY BANCORP          COM        649445103      3,754.40     130,000.00  SH        DEFINED     N/A         SHARED
NOBLE ENERGY INC.                   COM        655044105      3,004.00      80,000.00  SH        DEFINED     N/A         SHARED
NORTH AMERICAN SCIENTIFIC           COM        65715D100        597.84      66,500.00  SH        DEFINED     N/A         SHARED
NORTHROP GRUMMAN CORP               COM        666807102     21,223.60     218,800.00  SH        DEFINED     N/A         SHARED
OCEAN ENERGY INC                    COM        67481E106      2,496.25     125,000.00  SH        DEFINED     N/A         SHARED
OMI CORP                            COM        Y6476W104      1,438.50     350,000.00  SH        DEFINED     N/A         SHARED
ORCHID BIOSCI IN                    COM        68571P100        525.00   1,050,000.00  SH        DEFINED     N/A         SHARED
ORTHOVITA INC                       COM        68750U102      6,808.40   1,565,150.00  SH        DEFINED     N/A         SHARED
PETSMART INC                        COM        716768106      4,152.19     242,393.00  SH        DEFINED     N/A         SHARED
PHOTOGEN TECH                       COM        71932A309        389.58     462,963.00  SH        DEFINED     N/A         SHARED
PRIDE INTL INC                      COM        74153Q102        670.50      45,000.00  SH        DEFINED     N/A         SHARED
PRIORITY HEALTHC                    CL B       74264T102     18,228.24     785,700.00  SH        DEFINED     N/A         SHARED
PROVIDIAN FINL                      COM        74406A102      1,168.20     180,000.00  SH        DEFINED     N/A         SHARED
RADIO ONE-CL D                      CL D       75040P405      8,910.53     617,500.00  SH        DEFINED     N/A         SHARED
RENAISSANCERE                       COM        G7496G103      5,247.00     132,500.00  SH        DEFINED     N/A         SHARED
SAFLINK CORP                        COM        786578302     25,868.83   6,173,945.00  SH        DEFINED     N/A         SHARED
SAPPI LTD-ADR            SPON ADR   NEW        803069202      2,776.20     210,000.00  SH        DEFINED     N/A         SHARED
SELECT MEDICAL CORP                 COM        816196109      4,995.35     370,300.00  SH        DEFINED     N/A         SHARED
STUDENT LOAN CRP                    COM        863902102      1,467.00      15,000.00  SH        DEFINED     N/A         SHARED
TIFFANY & CO                        COM        886547108      4,119.69     172,300.00  SH        DEFINED     N/A         SHARED
TPG NV ORDS (N/C TNT POST)          COM        990002P27      7,910.55     488,000.00  SH        DEFINED     N/A         SHARED
UNIVERSAL COMPRE                    COM        913431102      3,443.40     180,000.00  SH        DEFINED     N/A         SHARED
UNIVISION COMM-A                    CL A       914906102      6,125.00     250,000.00  SH        DEFINED     N/A         SHARED
USA EDUCATION                       COM        78442P106     14,540.40     140,000.00  SH        DEFINED     N/A         SHARED
VIACOM INC-CL A                     CL A       925524100      2,938.32      72,000.00  SH        DEFINED     N/A         SHARED
VIACOM INC-CL B                     CL B       925524308     12,439.95     305,200.00  SH        DEFINED     N/A         SHARED
VIALINK RSTD COMMON 093002 DMG      COM        92552Q101        523.74   3,741,019.00  SH        DEFINED     N/A         SHARED
VIROLOGIC INC                       COM        92823R201      1,823.70   1,371,203.00  SH        DEFINED     N/A         SHARED
WESTERN GAS RES                     COM        958259103      3,500.75      95,000.00  SH        DEFINED     N/A         SHARED
WESTMORELAND COA                    COM        960878106      3,521.48     299,700.00  SH        DEFINED     N/A         SHARED
WILLIAMS-SONOMA                     COM        969904101      4,086.08     150,500.00  SH        DEFINED     N/A         SHARED
WIRE ONE TECH                       COM        976521104      7,827.62   2,805,600.00  SH        DEFINED     N/A         SHARED
WYETH                               COM        983024100      5,610.00     150,000.00  SH        DEFINED     N/A         SHARED

Total                                                       419,583.41  85,343,747.00
